Earnings Per Share - Schedule of Earnings Per Share (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Earnings Per Share [Abstract]
Profit for the year attributable to owners of the Company (in Dollars)		$ (27,056)	$ 1,329,717	$ 998,196
Original shares (Class A and Class B common share):		10,000,000	6,843,000	6,843,000
Profit for the year attributable to owners of the Company (in Dollars)		$ (27,056)	$ 1,329,717	$ 998,196
Basic weighted average shares outstanding	[1]	10,205,479	7,365,570	6,843,000
Basic Earnings Per Share Denominator
Profit for the year attributable to owners of the Company (in Dollars)		$ (27,056)	$ 1,329,717	$ 998,196
Original shares (Class A and Class B common share):		10,000,000	6,843,000	6,843,000
Additions from actual events:
– Issuance of ordinary shares, weighted		205,479	522,570
Basic weighted average shares outstanding	[1]	10,205,479	7,365,570	6,843,000
Diluted Earnings Per Share Denominator
Profit for the year attributable to owners of the Company (in Dollars)		$ (27,056)	$ 1,329,717	$ 998,196
Basic weighted average shares outstanding	[1]	10,205,479	7,365,570	6,843,000
Dilutive shares: Potential additions from dilutive events:
Net income per share
Diluted Weighted Average Shares Outstanding:	[1]	10,205,479	7,365,570	6,843,000
Earnings Per Share
– Basic (in Dollars per share)	[1]	$ (0.003)	$ 0.18	$ 0.146
– Diluted (in Dollars per share)	[1]	$ (0.003)	$ 0.18	$ 0.146
Weighted Average Shares Outstanding
– Basic	[1]	10,205,479	7,365,570	6,843,000
– Diluted	[1]	10,205,479	7,365,570	6,843,000

[1]	The Company effected a 1:10 forward stock split on October 24, 2024, as a result, the shares issued and outstanding and per share number presented here are adjusted retrospectively.